UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22481

Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 515-3200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

March 31, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) - 131.8%

AEROSPACE & DEFENSE - 4.7%
DynCorp International, Inc. Term Loan, 6.25%, 07/07/16	2,201,673	2,205,526
ILC Industries, Inc. Term Loan, 7.25%, 12/23/16	2,104,511	2,076,900
Scitor Corp. Term Loan, 5.00%, 02/15/17	4,755,682	4,630,869
SI Organization, Inc. (The) New Tranche B Term Loan, 4.50%, 11/22/16	248,741	243,766
SRA International Term Loan, 6.50%, 07/20/18	4,320,687	4,315,286

		13,472,347

AUTOMOTIVE - 4.6%
Avis Budget Car Rental, LLC Tranche B Term Loan, 6.25%, 09/22/18	1,280,714	1,292,990
Chrysler, LLC Tranche B Term Loan, 6.00%, 05/24/17	4,409,375	4,487,046
Fram Group Holdings, Inc. First Lien Term Loan B, 6.50%, 07/29/17	955,200	963,161
Second Lien Term Loan, 10.50%, 01/29/18	2,000,000	1,971,250
KAR Auction Services, Inc. Term Loan, 5.00%, 05/19/17	2,952,688	2,963,155
Schaeffler AG (Germany) Facility C2 (USD), 6.00%, 01/27/17 (b)	1,260,000	1,268,467

		12,946,069

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 6.6%
Asurion, LLC First Lien Term Loan, 5.50%, 05/24/18 (b)	3,903,791	3,874,962
Aveta, Inc. Term Loan B, 8.50%, 03/30/17 (b)	1,678,730	1,674,542
BNY ConvergEX Group, LLC First Lien Term Loan, 5.00%, 12/19/16	3,317,470	3,309,176
EZE Castle Software, Inc. First Lien Term Loan, 5.00%, 12/19/16	1,460,881	1,457,229
Hamilton Lane Term Loan B, 6.50%, 02/28/18	1,000,000	999,999
Sedgwick Claims Management Services, Inc. Term B-1 Loan, 5.00%, 12/31/16	3,873,281	3,870,046
VFH Parent LLC Term Loan, 7.50%, 07/08/16	3,442,903	3,460,118

		18,646,072

BEVERAGE, FOOD & TOBACCO - 2.6%
NPC International, Inc. Term Loan B, 5.25%, 12/28/18 (b)	2,310,000	2,324,438

	Principal Amount ($)	Value ($)
BEVERAGE, FOOD & TOBACCO (continued)
Pierre Foods, Inc. First Lien Term Loan, 7.00%, 09/30/16	4,949,875	4,959,774

		7,284,212

CAPITAL EQUIPMENT - 0.4%
Terex Corp. U.S. Term Loan, 5.50%, 04/28/17	995,000	1,003,552

CHEMICALS, PLASTICS, & RUBBER - 7.2%
Arizona Chemicals Term Loan, 7.25%, 12/22/17	918,182	931,495
Houghton International, Inc. Term Loan B-1, 6.75%, 01/29/16	2,908,121	2,920,844
Nexeo Solutions, LLC Initial Loans, 5.00%, 09/08/17	2,198,328	2,158,945
NuSil Technology, LLC Term Loan, 5.25%, 04/07/17	3,126,271	3,131,492
Polyone Corp. Term Loan, 5.00%, 12/20/17	1,995,000	2,005,913
Trinseo Materials Operating S.C.A. (Luxembourg) Term Loan B, 6.00%, 08/02/17 (c)	4,937,500	4,521,911
Univar, Inc. Term B Loan, 5.00%, 06/30/17	4,937,500	4,952,930

		20,623,530

CONSUMER GOODS: DURABLE - 3.4%
Goodman Global, Inc. First Lien Initial Term Loan, 5.75%, 10/28/16	5,601,342	5,645,481
SRAM, LLC First Lien Term Loan, 4.75%, 06/07/18	2,382,180	2,383,669
Second Lien Term Loan, 8.50%, 12/07/18	1,650,000	1,667,531

		9,696,681

CONSUMER GOODS: NON-DURABLE - 4.0%
Armored AutoGroup, Inc. Term Loan, 6.00%, 11/05/16	4,937,500	4,868,375
Insight Global, Inc. First Lien Term Loan, 7.50%, 08/25/16	3,313,350	3,302,300
Prestige Brands International, Inc. Term Loan B, 5.30%, 01/31/19	962,121	969,674
Spectrum Brands, Inc. New Term Loan, 5.00%, 06/17/16	2,305,190	2,314,319

		11,454,668

CONTAINERS, PACKAGING AND GLASS - 4.2%
Pelican Products, Inc. Term Loan, 5.00%, 03/07/17	4,499,219	4,482,347
Reynolds Group Holdings, Inc. Tranche B Term Loan, 6.50%, 02/09/18	984,243	996,069
Tranche C Term Loan, 6.50%, 08/09/18	3,641,891	3,693,806

See accompanying Notes to Schedule of Investments.	1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)

CONTAINERS, PACKAGING AND GLASS (continued)
Tank Intermediate Holding Corp. Term Loan A, 4.75%, 04/15/16	2,675,273	2,673,601

		11,845,823

ENVIRONMENTAL INDUSTRIES - 1.9%
CCS Corp. (Canada) Series A Term Loan, 6.50%, 11/14/14	1,745,625	1,757,085
EnergySolutions, LLC (aka Envirocare of Utah, LLC) Term Loan, 6.25%, 08/15/16	3,759,521	3,767,360

		5,524,445

HEALTHCARE & PHARMACEUTICALS - 15.9%
Aptalis Pharma, Inc. Term Loan, 5.50%, 02/10/17	5,925,000	5,884,266
Iasis Healthcare LLC Term B Loan, 5.00%, 05/03/18	990,000	991,856
InVentiv Health, Inc. Consolidated Term Loan, 6.50%, 08/04/16	4,443,863	4,229,091
Term Loan B-3, 6.75%, 05/15/18	1,275,363	1,216,377
Medpace Intermediateco, Inc. Term B Loan, 6.50%, 06/19/17	5,955,000	5,776,350
MultiPlan, Inc. Term B Loan, 4.75%, 08/26/17	4,743,083	4,710,498
Onex Carestream Finance LP Term Loan B, 5.00%, 02/25/17	4,948,781	4,849,806
Pharmaceutical Product Development, Inc. Term Loan, 6.25%, 12/05/18	3,506,213	3,554,160
Physician Oncology Services, LP Delayed Draw Term Loan, 6.25%, 01/31/17	612,245	590,816
Effective Date Term Loan, 6.25%, 01/31/17	5,039,527	4,863,143
Radnet Management, Inc. Tranche B Term Loan, 5.75%, 04/06/16	2,306,489	2,279,584
Rural/Metro Operating Co. LLC First Lien Term Loan B, 5.75%, 06/30/18	2,979,987	2,961,839
Select Medical Corp. Tranche B Term Loan, 5.50%, 06/01/18	3,473,750	3,400,801

		45,308,587

HIGH TECH INDUSTRIES - 11.1%
Airvana Network Solutions, Inc. Term Loan, 10.00%, 03/25/15	4,236,025	4,048,051
Freescale Semiconductor, Inc. Tranche B-1 Term Loan, 4.49%, 12/01/16	4,038,421	3,935,441
Tranche B-2 Term Loan, 6.00%, 02/28/19	1,000,000	999,089
Lawson Software, Inc. Term Loan B, 6.25%, 03/30/18 (b)	2,750,000	2,765,042

	Principal Amount ($)	Value ($)
HIGH TECH INDUSTRIES (continued)
NXP B.V. (Netherlands) Tranche B Loan, 5.25%, 03/19/19	2,660,000	2,641,712
Oberthur Technologies (France) Term Loan B, 11/30/18 (b)	3,000,000	2,887,500
OpenLink International, Inc. Initial Term Loan, 7.75%, 10/30/17	2,160,585	2,168,687
Sensus USA, Inc. First Lien Term Loan, 4.75%, 05/09/17	2,227,500	2,233,626
Shield Finance Co. S.A.R.L. (Luxembourg) Dollar Term B-2 Incremental Term Loan, 7.63%, 06/15/16 (c)	1,654,167	1,666,573
Sophia, L.P. Initial Term Loan, 6.25%, 07/19/18	2,784,000	2,830,409
Vision Solutions, Inc. First Lien Term Loan, 6.00%, 07/23/16	5,462,500	5,435,188

		31,611,318

HOTEL, GAMING & LEISURE - 2.4%
Boyd Gaming Corp. Increased Term Loan, 6.00%, 12/17/15	2,183,363	2,208,951
CCM Merger, Inc. (Motor City Casino) Term Loan, 7.00%, 03/01/17	4,730,488	4,751,775

		6,960,726

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 6.3%
Advantage Sales & Marketing, Inc. First Lien Term Loan, 5.25%, 12/18/17	4,937,500	4,948,313
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 07/03/14	4,935,897	4,790,930
EMI Music Term Loan B, 5.50%, 03/05/18 (b)	1,630,000	1,640,391
Getty Images, Inc. Initial Term Loan, 5.25%, 11/07/16	4,915,734	4,944,000
SymphonyIRI Group, Inc. Term Loan, 5.00%, 12/01/17	1,488,750	1,489,919

		17,813,553

MEDIA: BROADCASTING & SUBSCRIPTION - 12.1%
Clear Channel Communications, Inc. Tranche B Term Loan, 3.89%, 01/29/16	5,413,463	4,397,843
Crown Media Holdings, Inc. Term Loan, 5.75%, 07/14/18	1,727,417	1,733,894
Encompass Digital Media, Inc. Term Loan, 8.00%, 08/10/17	2,595,000	2,595,000

2	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)
Entercom Communications Corp. Term B Loan, 6.28%, 11/23/18	2,044,000	2,064,440
Harron Communications L.P. Term Loan B, 6.00%, 10/06/17	3,136,555	3,143,612
Intelsat Jackson Holdings S.A. (Luxembourg) Tranche B Term Loan, 5.25%, 04/02/18 (c)	4,962,500	5,005,153
SNL Financial LC Term Loan, 8.50%, 08/17/18	1,950,000	1,952,438
Univision Communications, Inc. Extended First Lien Term Loan, 4.49%, 03/31/17	8,425,289	7,827,304
UPC Financing Partnership Facility AB, 4.75%, 12/31/17	1,000,000	1,003,905
Yankee Cable Acquisition, LLC Term Loan B, 6.50%, 08/26/16	4,751,819	4,741,935

		34,465,524

MEDIA: DIVERSIFIED & PRODUCTION - 2.3%
Technicolor S.A. (France) Term A2 Facility, 7.00%, 05/26/16 (c)	2,190,763	1,900,487
Term B2 Facility, 8.00%, 05/26/17 (c)	5,292,834	4,591,533

		6,492,020

METALS & MINING - 1.6%
Fairmount Minerals, Ltd. Tranche B Term Loan, 5.25%, 03/15/17	3,579,830	3,591,035
Summit Materials, LLC Term Loan, 6.00%, 01/30/19	1,074,000	1,081,250

		4,672,285

RETAIL - 15.6%
Bass Pro Group, LLC Term Loan, 5.32%, 06/13/17	3,920,375	3,926,667
Burlington Coat Factory Warehouse Corp. Term B Loan, 6.25%, 02/23/17	8,135,159	8,202,681
Gymboree Corp. (The) Term Loan 2011, 5.00%, 02/23/18	4,469,684	4,245,664
J. Crew Group, Inc. Term Loan, 4.75%, 03/07/18	4,962,500	4,884,961
JJ Lease Funding Corp. Term Loan, 10.00%, 04/29/17	4,875,000	3,765,938
Jo-Ann Stores, Inc. Term Loan, 4.75%, 03/16/18	4,295,805	4,280,447
Neiman Marcus Group, Inc. (The) Term Loan, 4.75%, 05/16/18	1,600,000	1,600,375
Ninety-nine Cents Only Stores Term Loan, 7.75%, 01/11/19	5,112,188	5,205,306
Oriental Trading Co., Inc. Term Loan, 7.00%, 02/11/17	4,649,535	4,604,504
Sleepy’s Term Loan B, 7.25%, 03/30/19 (b)	1,150,000	1,147,125

	Principal Amount ($)	Value ($)
RETAIL (continued)
Yankee Candle Co., Inc. (The) Term Loan B, 5.25%, 03/14/19 (b)	2,620,000	2,631,738

		44,495,406

SERVICES: BUSINESS - 8.4%
BakerCorp International, Inc. Term Loan, 5.00%, 06/01/18	2,388,000	2,392,263
Brock Holdings III, Inc. First Lien Term Loan, 6.01%, 03/16/17	2,161,324	2,155,920
Second Lien Initial Term Loan, 10.00%, 03/16/18	6,250,000	6,117,188
Global Cash Access, Inc. Term Loan, 7.00%, 03/01/16	2,028,571	2,031,614
Infogroup, Inc. Term B Loan, 5.75%, 05/26/18	1,835,095	1,660,761
MedAssets, Inc. Term Loan, 5.25%, 11/16/16	4,543,799	4,579,309
U.S. Foodservice, Inc. Term Loan (2011), 5.75%, 03/31/17	4,950,000	4,939,407

		23,876,462

SERVICES: CONSUMER - 1.4%
Barbri, Inc. (Gemini Holdings, Inc.) Term Loan, 6.00%, 06/19/17	3,985,000	3,965,075

TELECOMMUNICATIONS - 11.2%
Avaya, Inc. Term B-3 Loan, 4.99%, 10/26/17	8,389,444	8,120,982
Global Tel*Link Corp. Term Loan, 7.00%, 12/14/17	3,990,000	3,990,998
Integra Telecom Holdings, Inc. Term Loan, 9.25%, 04/15/15	1,984,848	1,879,413
Level 3 Financing, Inc. Tranche B III Term Loan, 5.75%, 09/01/18	2,750,000	2,780,938
Neustar, Inc. Term Advance, 5.00%, 11/08/18	1,442,750	1,452,373
Sidera Networks, Inc. Term Loan, 6.00%, 08/26/16	4,950,000	4,893,075
U.S. TelePacific Corp. Term Loan, 5.75%, 02/23/17	4,955,155	4,750,755
Zayo Group, LLC (Zayo Capital, Inc.) Term Loan Facility, 7.00%, 12/01/16	3,990,000	4,008,952

		31,877,486

TRANSPORTATION: CARGO - 1.3%
YRCW Receivables LLC Term B Loan, 11.25%, 09/30/14	3,731,250	3,700,150

UTILITIES: ELECTRIC - 2.6%
Calpine Corp. Term Loan (3/11), 4.50%, 04/01/18	2,950,000	2,943,422

See accompanying Notes to Schedule of Investments.	3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)

UTILITIES: ELECTRIC (continued)
GenOn Energy, Inc. Term Loan, 6.00%, 09/20/17	4,433,248	4,398,159

		7,341,581

Total Senior Loans (Cost $378,287,238)		375,077,572

Corporate Notes and Bonds - 17.1%

CONSTRUCTION & BUILDING - 1.4%
Headwaters, Inc. 7.63%, 04/01/19	4,000,000	3,910,000

HEALTHCARE & PHARMACEUTICALS - 1.0%
Rural/Metro Operating Co. LLC 10.13%, 07/15/19 (d)	3,000,000	2,835,000

HOTEL, GAMING & LEISURE - 2.3%
Diamond Resorts Corp. 12.00%, 08/15/18	2,600,000	2,795,000
Palace Entertainment Holdings, LLC / Palace Entertainment Holdings Corp. 8.88%, 04/15/17 (d)	3,750,000	3,914,063

		6,709,063

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 10.50%, 01/15/15 (d)	5,000,000	3,787,500
Reader’s Digest Association, Inc. (The) 9.50%, 02/15/17 (e)	5,700,000	5,058,750

		8,846,250

	Principal Amount ($)	Value ($)
MEDIA: BROADCASTING & SUBSCRIPTION - 0.8%
Clear Channel Communications, Inc. 9.00%, 03/01/21	2,500,000	2,262,500

SERVICES: BUSINESS - 5.8%
First Data Corp. 12.63%, 01/15/21	10,000,000	10,075,000
Travelport, LLC 9.88%, 09/01/14	10,000,000	6,375,000

		16,450,000

UTILITIES: ELECTRIC - 2.7%
NRG Energy, Inc. 7.63%, 01/15/18	2,000,000	2,014,999
Texas Competitive Electric Holdings Co., LLC (TCEH Finance, Inc.) 11.50%, 10/01/20 (d)	8,500,000	5,588,750

		7,603,749

Total Corporate Notes and Bonds (Cost $57,297,242)		48,616,562

Total Investments - 148.9% (Cost of $435,584,480) (f)		423,694,134
Other Assets & Liabilities, Net - 5.0%		14,190,008
Loan Outstanding - (43.1)%		(122,704,615)
Series A Preferred Shares - (10.8)%		(30,680,000)

Net Assets (Applicable to Common Shares) - 100.0%		284,499,527

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans generally hold a first lien interest and typically pay interest at rates which are periodically determined by reference to a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are generally (i) the lending rate offered by one or more European banks such as the London Interbank Offered Rate, (ii) the prime rate offered by one or more major United States banks and/or (iii) the certificate of deposit rate used by commercial lenders. The rate shown represents the weighted average rate at March 31, 2012. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2012, these securities amounted to $16,125,313 or 5.7% of net assets.
(e)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2012.
(f)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$3,460,929
Gross unrealized depreciation	(15,351,275)

Net unrealized depreciation	$(11,890,346)

4	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

As of March 31, 2012 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean between the last available bid and ask price of market quotations from a nationally recognized security pricing service. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the investment adviser, reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale, or in the event of a “fire sale” by a distressed seller.

If available, bank loans are priced based on valuations provided by an approved independent, third-party pricing agent or broker. If a price is not available from an independent, third-party pricing agent or broker, or if the price provided by the independent third-party pricing agent or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

5

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

As of March 31, 2012 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. All investments at March 31, 2012 were valued using prices provided by an approved third party pricing service and/or broker quotes. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of the Fund’s investment securities as of March 31, 2012 are as follows:

Investments in Securities:	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
US Senior Loans	$375,077,572	$—	$353,847,528	$21,230,044
Corporate Notes and Bonds	48,616,562	—	48,616,562	—

Total Investments	$423,694,134	$—	$402,464,090	$21,230,044

The Fund did not have any liabilities that were measured at fair value at March 31, 2012. Investments were transferred out of Level 3 and into Level 2 and into Level 3 out of Level 2, respectively, due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC and its affiliates. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2012.

	Total Fair Value	US Senior Loans	Corporate Notes & Bonds
Fair Value, beginning of period	$43,639,117	$40,796,617	$2,842,500
Purchases	—	—	—
Sales	(14,125,081)	(14,125,081)	—
Accrued discounts/ premiums	12,055	12,055	—
Total realized gains	89,981	89,981	—
Total net unrealized gains (losses)	537,744	545,244	(7,500)
Transfers into Level 3	6,360,953	6,360,953	—
Transfers out of Level 3	(15,284,725)	(12,449,725)	(2,835,000)

Fair Value, end of period	$21,230,044	$21,230,044	$—

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2012 was $179,815.

For more information with regard to significant accounting policies, see the most recent prospectus filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)
Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)
Date May 21, 2012

By (Signature and Title)	/s/ Jodi Sarsfield
Jodi Sarsfield, Treasurer and Chief Financial Officer (principal financial officer)
Date May 21, 2012